Quantify 2X Daily Alt Season Crypto ETF
Consolidated Schedule of Investments
February 28, 2026 (Unaudited)

MONEY MARKET FUNDS - 96.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (a)(b)	373,193	$373,193
TOTAL MONEY MARKET FUNDS (Cost $373,193)		373,193

TOTAL INVESTMENTS - 96.5% (Cost $373,193)		373,193
Other Assets in Excess of Liabilities - 3.5%		13,473
TOTAL NET ASSETS - 100.0%		$386,666

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Quantify 2X Daily Alt Season Crypto ETF
Consolidated Schedule of Total Return Swap Contracts
February 28, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Bitwise Solana Staking ETF	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Monthly	02/25/2029	$192,834	$6,704
Bitwise XRP ETF	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Monthly	02/25/2029	193,366	(1,283)
Grayscale Ethereum Staking ETF	Marex Capital Markets Inc.	Receive	OBFR + 4.00%	Monthly	02/25/2029	386,900	13,241
Net Unrealized Appreciation (Depreciation)						0	$18,662

There are no upfront payments or receipts associated with total return swaps in the Fund as of February 28, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of February 28, 2026.

(a)
Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Quantify 2X Daily Alt Season Crypto ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$373,193	$–	$–	$373,193
Total Investments	$373,193	$–	$–	$373,193

Other Financial Instruments:
Total Return Swaps *	$–	$19,945	$–	$19,945
Total Other Financial Instruments	$–	$19,945	$–	$19,945

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(1,283)	$–	$(1,283)
Total Other Financial Instruments	$–	$(1,283)	$–	$(1,283)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of February 28, 2026.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.